Revenues from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2018
Revenues from Contracts with Customers
Schedule of revenues from Contracts with Customers

	For the year ended December 31,
	2016	2017	2018
Revenues from time charters	444,407	485,961	515,324
Revenues from The Cool Pool Limited (GasLog vessels)	19,789	38,046	102,253
Revenues from vessel management services	1,863	1,222	767

Total	466,059	525,229	618,344